Equity Incentive Plans - Summary of non-vested restricted share options (Table) (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Unvested at beginning of period | shares	364,001
Unvested at beginning of period | $ / shares	$ 20.11
Granted | shares	945,000
Granted | $ / shares	$ 24.73
Vested | shares	(577,651)
Vested | $ / shares	$ 20.22
Unvested at end of period | shares	731,350
Unvested at end of period | $ / shares	$ 25.99